Short-Term Investments - Schedule of Fair Value of Common Shares (Details) - USD ($)		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Polyrizon Ltd. – shares and warrants [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		$ 289,388	[1]
Additions	[1]	200,000		350,400
Disposals	[1]	(186,072)
Changes in fair value	[1]	(302,430)		(61,012)
Ending shares	[1]	886		289,388
Taurus Gold Corp [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[2]
Additions	[2]	514,591
Disposals	[2]
Changes in fair value	[2]	1,146,930
Ending shares	[2]	1,661,521
Short-term Investment [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares		289,388		86,112
Additions		714,591		350,400
Disposals		(186,072)		(78,500)
Changes in fair value		844,500		(68,624)
Ending shares		1,662,407		289,388
Xylo Technologies Ltd. – shares [Member]
Schedule of Fair Value of Common Shares [Line Items]
Beginning shares	[3]			86,112
Additions	[3]
Disposals	[3]			(78,500)
Changes in fair value	[3]			(7,612)
Ending shares	[3]

[1]	On October 30, 2024, the Company subscribed for 53 shares and 160 warrants (“October 2024 Polyrizon Warrants”) of Polyrizon Ltd. (“Polyrizon”) in Polyrizon’s initial public offering on the Nasdaq at a cost of $350,400. Each October 2024 Polyrizon Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $6,570.00 per share, subject to certain adjustments, include a cashless exercise mechanism. The Polyrizon Warrants expire on October 29, 2029. During November 2024, the Company sold all the shares of Polyrizon that it received in Polyrizon’s initial public offering for total proceeds of $79,711. On March 31, 2025, the Company subscribed for 144 shares of Polyrizon, 133 pre funded warrants to purchase shares of Polyrizon (“Polyrizon Pre-Funded Warrants”) and 278 warrants to purchase shares of Polyrizon (“March 2025 Polyrizon Warrants”) at an aggregate cost of $200,000 in a private placement (the “Polyrizon Private Placement”). In connection with the Polyrizon Private Placement, the Company exchanged the October 2024 Polyrizon Warrants for new warrants (the “Exchange Warrants”), which were substantially in the same form as the March 2025 Polyrizon Warrants. Each Polyrizon Pre-Funded Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $0.00006, subject to certain adjustments, including a cashless exercise mechanism, and each March 2025 Polyrizon Warrant and Exchange Warrant can be exercised into one ordinary share of Polyrizon at an exercise price of $1,800.00 per share subject to certain adjustments, including a cashless exercise mechanism. The March 2025 Polyrizon Warrants and Exchange Warrants have certain anti-dilution protection and expire on September 30, 2027. On May 13, 2025, the Company exercised the Polyrizon Pre-Funded Warrants and received 133 Polyrizon shares. On May 27, 2025, Polyrizon effected a reverse share split of its ordinary shares at the ratio of 1-for-250, such that each two hundred and fifty (250) ordinary shares, no par value, were consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon shares have been retroactively adjusted in these financial statements. On May 30, 2025, the Company exercised the Exchange Warrants and the March 2025 Polyrizon Warrants in full and received 16,450 Polyrizon shares, which were sold on June 18, 2025 and July 25, 2025 for an aggregate amount of $106,362, and accordingly, the Company recorded a realized loss of $63,602. On November 28, 2025, Polyrizon effected a reverse share split of its ordinary shares at the ratio of 1-for-6, such that each six (6) ordinary shares, no par value, were consolidated into one (1) ordinary share, no par value. All the Polyrizon Shares and price per Polyrizon shares have been retroactively adjusted in these financial statements.
[2]	During October 2025, the Company subscribed for 13,020,000 shares (“Taurus Shares”) and 13,020,000 warrants (“October 2025 Taurus Warrants”) of Taurus Gold Corp. (“Taurus”) at a cost of $466,441. Each October 2025 Taurus Warrant can be exercised into one ordinary share of Taurus at an exercise price of CAD$0.064 per share, subject to certain adjustments, including a cashless exercise mechanism. The Taurus Warrants expire on October 31, 2028. During October 2025, the Company also purchased an additional 111,065 Taurus Shares from a third party investor and paid $48,150. The Taurus Shares and October 2025 Taurus Warrants are recorded at the fair value in the Company’s Consolidated Statement of Statement of Financial Position and the changes in fair value of short-term investment were recorded to the Consolidated Statements of Operations and Comprehensive Loss.
[3]	Pursuant to the Share Exchange Agreement with Xylo Technologies Ltd. (formerly known as Medigus Ltd.) (“Xylo”), on February 14, 2022, the Company received 27,778 ordinary shares of Xylo. The investment cost of the share was $501,938. During the year ended October 31, 2024, the Company sold all its remaining shares of Xylo, for total proceeds of $78,500 and recorded changes in fair value of $7,612.